Material Accounting Policies and Judgments (Tables)	12 Months Ended
Mar. 31, 2026
Accounting policies, accounting estimates and errors [Abstract]
Principal Subsidiaries
The Company’s principal subsidiaries during the year ended March 31, 2026 are as follows:

Major subsidiaries	Domicile	Principal Activity	Percentage Ownership	Functional Currency
Aurora Cannabis Enterprises Inc.	Canada	Propagation and distribution	100%	Canadian Dollar
Aurora Deutschland GmbH	Germany	Propagation and distribution	100%	European Euro
Thrive Cannabis Inc.	Canada	Propagation facility	100%	Canadian Dollar
Whistler Medical Marijuana Corporation	Canada	Propagation facility	100%	Canadian Dollar
CannaHealth Therapeutics Inc.	Canada	Patient counselling	100%	Canadian Dollar
ACB Captive Insurance Company Inc.	Canada	Insurance	100%	Canadian Dollar
Indica Industries Pty Ltd. (“MedReleaf Australia”)	Australia	Distribution of cannabis	100%	Australian Dollar